Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by the Reference Stabilization Coefficient (CER, for its acronym in Spanish) - Maturity: 09-20-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	09-20-2022
Government securities [member] | Level 1 [member] | Federal government bonds in pesos - Private Badlar +200 PB - Maturity: 04-03-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-03-2022
Debt securities at fair value through profit or loss, interest rate basis	Private Badlar +200 PB
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-25-2023
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-25-2024
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-06-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-06-2023
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 06-30-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-30-2022
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 07-29-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-29-2022
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 05-23-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-23-2022
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 11-09-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	11-09-2026
Government securities [member] | Level 1 [member] | Letters of National treasury to discount in pesos - Maturity: 12-31-2021
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	12-31-2021
Private securities [member] | Level 1 [member] | Corporate bonds Arcor SAIC Class 009 - Maturity: 07-06-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-06-2023
Private securities [member] | Level 1 [member] | Corporate bonds Pan American Energy Argentina SL Class 012 - Maturity: 04-30-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-30-2027
Private securities [member] | Level 1 [member] | Corporate Bonds Tecpetrol SA CLASS 001 - Maturity: 12-12-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	12-12-2022
Private securities [member] | Level 1 [member] | Corporate Bonds Genneia SA Class 030 - Maturity: 11-24-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	11-24-2022
Private securities [member] | Level 1 [member] | Corporate bonds Telecom Argentina SA Class 001 - Maturity: 07-18-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-18-2026
Private securities [member] | Level 2 [member] | Corporate bonds Pan American Energy Argentina SL Class 009 - Maturity: 11-15-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	11-15-2023
Private securities [member] | Level 3 [member] | Corporate bonds Tarjeta Naranja Class 048 - Maturity: 04-26-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-26-2022
Private securities [member] | Level 3 [member] | Corporate bonds Ledesma SA Class 010 - Maturity: 05-27-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-27-2022